Label	Element	Value
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STET PENNSYLVANIA MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 5.17% (09/30/09) Worst Quarter: -3.14% (12/31/10) The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 2.01%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund's Class A Shares are offered in a separate prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return (pre-tax)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.96%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1998
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	3.67%
Annual Return 2007	rr_AnnualReturn2007	3.51%
Annual Return 2008	rr_AnnualReturn2008	(1.52%)
Annual Return 2009	rr_AnnualReturn2009	8.03%
Annual Return 2010	rr_AnnualReturn2010	3.14%
Annual Return 2011	rr_AnnualReturn2011	9.81%
Annual Return 2012	rr_AnnualReturn2012	3.66%
Annual Return 2013	rr_AnnualReturn2013	(1.70%)
Annual Return 2014	rr_AnnualReturn2014	4.05%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 1998
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.94%

[1]	Index returns are shown from August 31, 1998.